SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Sales and Marketing Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of supplementary financial statement information [Abstract]
Marketing	$ 585	$ 296	$ 291
Payroll and related expenses	234	503	973
Overseas travel	21	58	98
Sales and marketing expenses	$ 840	$ 857	$ 1,362